AMBRUS CORE BOND FUND
Portfolio of Investments
December 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — 41.9%
Communications — 0.9%
AT&T, Inc., 7.125%, 12/15/31	$ 500,000	$ 558,188
Comcast Corp., 6.95%, 8/15/37	2,000,000	2,267,011
Warnermedia Holdings, Inc., 4.279%, 3/15/32	2,033,000	1,787,149
		4,612,348
Consumer Discretionary — 6.9%
BorgWarner, Inc., 4.95%, 8/15/29	1,000,000	1,024,421
Brunswick Corp., 2.40%, 8/18/31	3,000,000	2,632,395
Darden Restaurants, Inc., 6.30%, 10/10/33	1,925,000	2,093,281
Ford Motor Credit Co., LLC, 4.271%, 1/9/27	1,500,000	1,492,889
General Motors Financial Co., Inc., 5.284% (SOFR + 1.29%), 1/7/30(a)	1,500,000	1,507,075
Genuine Parts Co., 4.95%, 8/15/29	500,000	509,595
Genuine Parts Co., 1.875%, 11/1/30	500,000	440,477
Hasbro, Inc., 6.05%, 5/14/34	2,000,000	2,126,400
Hyatt Hotels Corp., 5.75%, 3/30/32	2,825,000	2,966,849
Hyundai Capital America, 5.40%, 1/8/31	1,000,000	1,034,170
Hyundai Capital America, 4.75%, 9/26/31	2,000,000	2,010,985
Leggett & Platt, Inc., 4.40%, 3/15/29	3,500,000	3,468,038
Lennar Corp., 5.20%, 7/30/30	500,000	514,621
LKQ Corp., 6.25%, 6/15/33	1,000,000	1,074,410
Masco Corp., 3.50%, 11/15/27	1,000,000	990,509
Nissan Motor Acceptance Co., LLC, 7.05%, 9/15/28	1,000,000	1,037,904
Polaris, Inc., 6.95%, 3/15/29	1,000,000	1,062,198
PVH Corp., 5.50%, 6/13/30	2,175,000	2,213,639
Stellantis Finance US, Inc., 5.625%, 1/12/28	1,000,000	1,022,089
Tapestry, Inc., 3.05%, 3/15/32	2,150,000	1,965,668
VF Corp., 6.00%, 10/15/33	2,500,000	2,470,578
Whirlpool Corp., 5.75%, 3/1/34	4,000,000	3,714,977
		37,373,168
Consumer Staple Products — 0.9%
Altria Group, Inc., 6.875%, 11/1/33	1,000,000	1,131,737
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Staple Products — (Continued)
J M Smucker Co. (The), 6.20%, 11/15/33	$ 650,000	$ 705,886
Kroger Co. (The), 7.70%, 6/1/29	2,064,000	2,286,663
Tyson Foods, Inc., 5.70%, 3/15/34	500,000	528,419
		4,652,705
Energy — 2.8%
Cheniere Energy Partners LP, 5.95%, 6/30/33	1,000,000	1,062,380
Devon Energy Corp., 5.20%, 9/15/34	1,500,000	1,498,115
Helmerich & Payne, Inc., 2.90%, 9/29/31	6,500,000	5,812,482
Kinder Morgan, Inc., 7.80%, 8/1/31	1,500,000	1,740,791
Phillips 66 Co., 5.25%, 6/15/31	1,000,000	1,040,760
Tosco Corp., 7.80%, 1/1/27	500,000	516,935
Valero Energy Corp., 6.625%, 6/15/37	3,000,000	3,313,104
		14,984,567
Financials — 11.2%
American Financial Group, Inc., 5.00%, 9/23/35	1,525,000	1,506,746
Bank of America Corp., 5.518%, 10/25/35	5,000,000	5,132,890
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	2,000,000	2,026,668
Bank of New York Mellon Corp. (The), 5.606%, 7/21/39	1,500,000	1,573,453
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	1,300,000	1,235,392
Capital One Financial Corp., 2.359%, 7/29/32	2,000,000	1,754,846
Capital One Financial Corp., 7.964%, 11/2/34	2,000,000	2,359,532
Carlyle Secured Lending, Inc., 6.75%, 2/18/30	2,000,000	2,052,319
Citadel LP, 6.00%, 1/23/30	1,000,000	1,046,192
Citibank NA, 5.57%, 4/30/34	2,000,000	2,119,540
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	1,045,952
First National of Nebraska, Inc., 7.25%, 6/15/35(b)	1,000,000	1,044,816
Fiserv, Inc., 5.45%, 3/15/34	500,000	508,848

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
FS KKR Capital Corp., 6.125%, 1/15/30	$3,000,000	$ 2,956,599
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	1,300,000	1,278,394
Goldman Sachs Group, Inc. (The), 5.573% (SOFR + 1.85%), 3/15/28(a)	500,000	507,317
Goldman Sachs Group, Inc. (The), 4.482%, 8/23/28	1,000,000	1,007,324
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	4,000,000	4,479,273
Jefferies Financial Group, Inc., 2.625%, 10/15/31	1,000,000	888,579
JPMorgan Chase & Co., 4.967% (SOFR + 1.18%), 2/24/28(a)	500,000	504,609
LPL Holdings, Inc., 6.00%, 5/20/34	3,000,000	3,169,689
Morgan Stanley, 4.35%, 9/8/26	800,000	801,529
Northern Trust Corp., 3.375%, 5/8/32	919,000	906,727
OceanFirst Financial Corp., 6.375%, 11/15/35	2,000,000	2,007,120
Prudential Financial, Inc., 6.50%, 3/15/54	4,150,000	4,388,540
Synchrony Financial, 3.70%, 8/4/26	1,050,000	1,046,582
Synchrony Financial, 2.875%, 10/28/31	3,325,000	2,991,044
Toronto-Dominion Bank (The), 6.35%, 10/31/85	500,000	508,900
US Bancorp, 4.653%, 2/1/29	1,000,000	1,013,064
Verisk Analytics, Inc., 4.50%, 8/15/30	1,675,000	1,689,274
Wells Fargo & Co., 3.584%, 5/22/28	300,000	298,155
Wells Fargo Bank NA, 6.50%, 12/1/28	1,000,000	1,060,665
Western Alliance Bancorp, 3.00%, 6/15/31	1,405,000	1,353,984
Zions Bancorp NA, 3.25%, 10/29/29	1,815,000	1,711,750
Zions Bancorp NA, 6.816%, 11/19/35	2,000,000	2,129,470
		60,105,782
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — 2.4%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	$4,000,000	$ 3,700,493
GE HealthCare Technologies, Inc., 4.80%, 1/15/31	500,000	509,789
HCA, Inc., 5.45%, 4/1/31	1,000,000	1,044,784
Humana, Inc., 5.55%, 5/1/35	2,000,000	2,047,667
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	1,000,000	1,012,813
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,000,000	2,250,112
UnitedHealth Group, Inc., 3.50%, 8/15/39	2,000,000	1,674,553
Viatris, Inc., 2.30%, 6/22/27	1,000,000	972,074
		13,212,285
Industrials — 4.9%
Boeing Co. (The), 3.25%, 2/1/35	6,000,000	5,276,793
Honeywell International, Inc., 1.75%, 9/1/31	450,000	394,207
IDEX Corp., 4.95%, 9/1/29	500,000	511,021
J Paul Getty Trust (The), 4.905%, 4/1/35	4,000,000	4,080,476
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,075,000	1,136,954
Northrop Grumman Systems Corp., 7.75%, 2/15/31	2,000,000	2,308,548
Paychex, Inc., 5.35%, 4/15/32	2,050,000	2,126,950
RTX Corp., 2.375%, 3/15/32	1,500,000	1,340,583
Ryder System, Inc., 1.75%, 9/1/26	1,000,000	985,267
Ryder System, Inc., 5.375%, 3/15/29	500,000	518,355
Stanley Black & Decker, Inc., 2.30%, 3/15/30	4,981,000	4,568,380
Trimble, Inc., 6.10%, 3/15/33	1,500,000	1,618,293
United Airlines Pass Through Trust, 5.875%, 10/15/27	680,117	697,900
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,000,000	1,055,138
		26,618,865
Materials — 2.5%
Albemarle Corp., 5.05%, 6/1/32	3,349,000	3,378,965
Dow Chemical Co. (The), 9.40%, 5/15/39	3,550,000	4,577,626

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Huntsman International, LLC, 2.95%, 6/15/31	$5,575,000	$ 4,703,751
Mosaic Global Holdings, Inc., 7.30%, 1/15/28	1,000,000	1,049,111
		13,709,453
Real Estate — 1.5%
Americold Realty Operating Partnership LP, REIT, 5.60%, 5/15/32	1,000,000	1,008,710
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	1,000,000	925,300
Invitation Homes Operating Partnership LP, REIT, 5.45%, 8/15/30	1,000,000	1,042,824
Jones Lang LaSalle, Inc., REIT, 6.875%, 12/1/28	825,000	883,635
Kilroy Realty LP, REIT, 2.50%, 11/15/32	3,700,000	3,096,451
Vornado Realty LP, REIT, 3.40%, 6/1/31	1,500,000	1,363,183
		8,320,103
Technology — 4.9%
Arrow Electronics, Inc., 5.875%, 4/10/34	2,000,000	2,095,611
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	5,175,000	5,404,191
Concentrix Corp., 6.85%, 8/2/33	3,039,000	3,098,986
Fortinet, Inc., 2.20%, 3/15/31	1,000,000	897,567
Foundry JV Holdco, LLC, 6.30%, 1/25/39(b)	6,000,000	6,356,760
Intel Corp., 3.90%, 3/25/30	2,000,000	1,962,825
Kyndryl Holdings, Inc., 6.35%, 2/20/34	1,500,000	1,593,548
Leidos, Inc., 7.125%, 7/1/32	2,400,000	2,682,342
Motorola Solutions, Inc., 2.30%, 11/15/30	1,500,000	1,364,562
Teledyne Technologies, Inc., 2.75%, 4/1/31	750,000	695,175
		26,151,567
Utilities — 3.0%
AES Corp. (The), 5.80%, 3/15/32	3,275,000	3,364,909
AES Corp. (The), 6.95%, 7/15/55	3,000,000	2,974,796
Dominion Energy, Inc., 6.625%, 5/15/55	3,575,000	3,685,864
PacifiCorp, 6.10%, 8/1/36	2,000,000	2,081,889
	Par Value	Value
CORPORATE BONDS — (Continued)
Utilities — (Continued)
Sempra, 5.40%, 8/1/26	$2,000,000	$ 2,013,232
Southern California Gas Co., 5.05%, 9/1/34	1,500,000	1,531,362
Southwestern Electric Power Co., 5.30%, 4/1/33	500,000	514,703
		16,166,755
TOTAL CORPORATE BONDS (Cost $217,708,730)		225,907,598
U.S. TREASURY OBLIGATIONS — 36.9%
United States Treasury Bonds,
1.75%, 8/15/41	3,875,000	2,626,448
1.375%, 8/15/50	9,000,000	4,450,605
United States Treasury Floating Rate Notes, 3.847% (3 Month U.S. Treasury Money Market Yield + 25 bps), 1/31/26(a)	59,000,000	58,999,077
United States Treasury Notes,
1.625%, 9/30/26	10,500,000	10,351,703
4.125%, 9/30/27	5,500,000	5,559,941
3.75%, 4/15/28	78,000,000	78,431,132
4.125%, 11/30/31	20,500,000	20,838,731
3.50%, 2/15/33	18,000,000	17,523,633
U.S. TREASURY OBLIGATIONS (Cost $198,177,483)		198,781,270
	Par Value/ Shares
PREFERREDS — 8.2%
Consumer Discretionary — 0.4%
General Motors Financial Co., Inc., 5.75%, 9/30/27(c)	2,050,000	2,026,019
Energy — 0.4%
BP Capital Markets PLC, 6.45%, 12/1/33	2,000,000	2,132,212
Financials — 7.4%
Bank of America Corp., 6.625%, 5/1/30	3,700,000	3,858,227
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26(c)	740,000	738,221
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,625,000	1,615,650
Bank of New York Mellon Corp. (The), 6.15%, 3/20/30(c)	13,500	346,275

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	$1,500,000	$ 1,556,259
Bank of New York Mellon Corp. (The), 5.95%, 12/20/30(c)	1,000,000	1,016,218
Citigroup, Inc., 7.625%, 11/15/28(c)	2,150,000	2,268,944
Citigroup, Inc., 6.75%, 2/15/30	2,835,000	2,888,777
Citigroup, Inc., 6.875%, 8/15/30(c)	1,850,000	1,923,538
Citigroup, Inc., 6.625%, 2/15/31	1,700,000	1,726,191
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	5,375,000	5,452,835
KKR & Co., Inc., 6.875%, 6/1/65	100,000	2,555,000
M&T Bank Corp., 6.35%, 12/15/30(c)	150,450	3,860,547
Morgan Stanley, 6.875%, 4/15/26(c)	39,395	989,209
Northern Trust Corp., 4.60%, 10/1/26(c)	1,550,000	1,547,206
State Street Corp., 5.35%, 3/15/26(c)	20,000	449,000
State Street Corp., 6.70%, 9/15/29	1,000,000	1,047,969
State Street Corp., 6.45%, 9/15/30	2,800,000	2,902,995
Wells Fargo & Co., 3.90%, 3/15/26(c)	300,000	299,250
Wells Fargo & Co., 6.85%, 9/15/29	2,550,000	2,675,118
		39,717,429
TOTAL PREFERREDS (Cost $42,124,992)		43,875,660
	Par Value
ASSET-BACKED SECURITIES — 6.7%
Fannie Mae Pool, 6.00%, 5/1/53	653,514	677,000
Fannie Mae Pool, 7.00%, 7/1/54	2,638,754	2,786,043
Fannie Mae Pool, 6.00%, 8/1/54	3,589,436	3,697,850
Freddie Mac Pool, 6.50%, 12/1/53	3,705,878	3,870,565
Freddie Mac Pool, 6.00%, 6/1/54	7,184,389	7,382,816
Freddie Mac Pool, 7.00%, 7/1/54	1,697,851	1,798,083
Ginnie Mae II Pool, 7.00%, 4/20/54	3,742,495	3,878,664
	Par Value	Value
ASSET-BACKED SECURITIES — (Continued)
Ginnie Mae II Pool, 6.50%, 7/20/54	$5,487,897	$ 5,679,203
Ginnie Mae II Pool, 6.00%, 2/20/55	6,158,986	6,286,838
TOTAL ASSET-BACKED SECURITIES (Cost $35,574,085)		36,057,062
MUNICIPAL BONDS — 0.7%
California — 0.4%
City & County of San Francisco GO, Series C, 6.03%, 6/15/29	2,000,000	2,091,978
Maryland — 0.1%
Maryland Economic Development Corp. Revenue, OID, Callable 06/01/29 at 100, 4.25%, 6/1/32	780,000	733,199
Michigan — 0.2%
Detroit GO, Series B, 3.11%, 4/1/28	1,000,000	976,800
TOTAL MUNICIPAL BONDS (Cost $3,776,844)		3,801,977
	Number of Shares
EXCHANGE TRADED FUNDS — 4.3%
iShares 0-5 Year TIPS Bond ETF	150,000	15,358,500
SPDR Portfolio High Yield Bond ETF	320,000	7,574,400
TOTAL EXCHANGE TRADED FUNDS (Cost $22,419,185)		22,932,900
SHORT-TERM INVESTMENT — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(d)	4,406,304	4,406,304

TOTAL SHORT-TERM INVESTMENT (Cost $4,406,304)		4,406,304

TOTAL INVESTMENTS - 99.5% (Cost $524,187,623)		535,762,771
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		2,854,210
NET ASSETS - 100.0%		$538,616,981

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2025, these securities amounted to $7,401,576 or 1.37% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(c)	Non-voting shares.
(d)	Rate disclosed is the 7-day yield at December 31, 2025.
ETF	Exchange-Traded Fund
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depository Receipt
TIPS	Treasury Inflation-Protected Securities

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 88.2%
California — 75.5%
Albany Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	$1,000,000	$ 1,009,944
Alhambra Unified School District GO, Series B, Callable 08/01/32 at 100, 5.25%, 8/1/47	705,000	758,401
Anaheim Housing & Public Improvements Authority Revenue, Series A, Callable 10/01/30 at 100, 5.50%, 10/1/55	3,605,000	3,797,131
Anaheim Housing & Public Improvements Authority Revenue, Series B, Refunding, Callable 10/01/30 at 100, 5.25%, 10/1/47	1,785,000	1,875,624
Antioch Unified School District GO, Series B, OID, Callable 01/31/26 at 100, 4.00%, 8/1/40, (BAM Insured)	635,000	635,066
Atwater Elementary School District, Callable 12/01/34 at 100, 5.00%, 12/1/44, (AG Insured)	700,000	754,952
Azusa, Callable 09/01/28 at 100, 5.00%, 9/1/44, (AG Insured)	2,070,000	2,119,279
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 01/31/26 at 100, 3.00%, 10/1/27	25,000	25,004
Brea Water Utility Revenue, Refunding, Callable 07/01/29 at 100, 3.00%, 7/1/38	800,000	748,697
Cabrillo Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/48	625,000	630,387
California Community Choice Financing Authority Revenue, Callable 05/01/29 at 100, 5.00%, 7/1/53(a)	2,965,000	3,116,487
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	$3,755,000	$ 3,809,983
California Community Choice Financing Authority Revenue, Series E-1, Callable 12/01/30 at 100, 5.00%, 2/1/54(a)	1,775,000	1,889,388
California Community Choice Financing Authority Revenue, Series F, Callable 08/01/32 at 100, 5.00%, 2/1/55(a)	4,500,000	4,867,796
California Community Choice Financing Authority Revenue, Series G, Callable 01/01/30 at 100, 5.25%, 11/1/54(a)	2,000,000	2,125,318
California Community Choice Financing Authority Revenue , Series C, Callable 07/01/32 at 100, 5.00%, 8/1/55(a)	4,500,000	4,769,861
California Community Choice Financing Authority Revenue , Series D, Callable 06/01/32 at 100, 5.00%, 2/1/55(a)	2,000,000	2,172,176
California Community Choice Financing Authority Revenue , Series G, Callable 05/01/32 at 100, 5.00%, 11/1/55(a)	3,000,000	3,123,190
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/43	3,230,000	3,265,649
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/48	70,000	70,337

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/53	$4,545,000	$ 4,555,423
California Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/42	280,000	281,626
California Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/47	25,000	25,039
California Educational Facilities Authority Revenue, Series U-7, 5.00%, 6/1/46	100,000	115,071
California Educational Facilities Authority Revenue , Series A, Callable 10/01/28 at 100, 5.00%, 10/1/46	5,110,000	5,149,990
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.00%, 11/1/34	215,000	223,679
California Health Facilities Financing Authority Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/49	1,600,000	1,605,168
California Health Facilities Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 5.00%, 4/1/27, (CA MTG Insured)	5,000	5,033
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/38	250,000	258,261
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/48	25,000	25,214
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series A, Callable 01/31/26 at 100, 4.00%, 10/1/28	$ 100,000	$ 100,077
California Health Facilities Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 11/1/49	2,840,000	2,986,094
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/44	1,030,000	1,087,557
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.00%, 12/1/45	885,000	927,436
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/49	2,445,000	2,585,988
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.00%, 8/15/34	410,000	416,039
California Health Facilities Financing Authority Revenue, Series A-2, Refunding, Callable 11/01/27 at 100, 4.00%, 11/1/44	4,000,000	3,790,912
California Health Facilities Financing Authority Revenue , Callable 11/15/27 at 100, 5.00%, 11/15/56	3,000,000	3,018,598
California Health Facilities Financing Authority Revenue , Series A, Refunding, Callable 10/01/26 at 100, 4.00%, 10/1/35	1,195,000	1,197,753

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Housing Finance Agency Revenue, Series D, Callable 11/01/28 at 100, 2.75%, 11/1/29(a)	$1,200,000	$ 1,193,167
California Housing Finance Agency Revenue, Series JJ, Callable 05/01/28 at 100, 2.90%, 5/1/47, (HUD SECT 8 Insured)(a)	1,100,000	1,102,152
California Housing Finance Agency Revenue, Series LL, Callable 01/01/29 at 100, 2.95%, 6/1/46(a)	350,000	351,478
California Infrastructure & Economic Development Bank Revenue, 5.00%, 11/1/31	900,000	1,021,204
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.00%, 5/15/47	1,130,000	1,154,435
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/44	2,875,000	2,968,779
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/49	4,555,000	4,650,084
California Infrastructure & Economic Development Bank Revenue, Callable 10/01/32 at 100, 5.00%, 10/1/47	945,000	1,004,851
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.00%, 5/1/28	20,000	20,447
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Infrastructure & Economic Development Bank Revenue, Series A, Refunding, Callable 08/01/28 at 100, 3.25%, 8/1/29	$ 250,000	$ 252,176
California Infrastructure & Economic Development Bank Revenue, Series B, Callable 11/01/34 at 100, 5.00%, 11/1/54	850,000	859,825
California Municipal Finance Authority, 4.00%, 9/1/30	95,000	95,374
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/41, (CA MTG Insured)	470,000	518,170
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/44, (CA MTG Insured)	700,000	752,139
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,100,000	1,151,056
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.00%, 5/15/36, (BAM-TCRS Insured)	500,000	523,717
California Municipal Finance Authority Revenue, Refunding, Callable 10/01/28 at 100, 5.00%, 10/1/35	1,000,000	1,033,255
California Municipal Finance Authority Revenue, Series A, 5.00%, 2/1/31	420,000	453,578
California Municipal Finance Authority Revenue, Series A, Callable 02/01/27 at 100, 3.20%, 9/1/45, (HUD SECT 8 Insured)(a)	1,250,000	1,251,041

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Municipal Finance Authority Revenue, Series A, Callable 06/01/27 at 100, 5.00%, 6/1/42	$1,095,000	$ 1,114,879
California Municipal Finance Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	500,000	516,927
California Municipal Finance Authority Revenue, Series B, Refunding, Callable 01/01/28 at 100, 5.00%, 1/1/42	2,040,000	2,047,674
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 01/21/26 at 100, 4.00%, 10/1/40	1,125,000	1,125,128
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	1,840,000	1,873,373
California Public Finance Authority Revenue, Series A, Callable 07/15/32 at 100, 5.00%, 7/15/46	3,150,000	3,314,815
California School Finance Authority Revenue, Callable 08/01/28 at 100, 5.00%, 8/1/42(b)	125,000	125,384
California School Finance Authority Revenue, Series A, Callable 07/01/27 at 100, 5.00%, 7/1/37(b)	25,000	25,391
California State GO, 5.00%, 8/1/26	4,120,000	4,184,852
California State GO, Callable 03/01/30 at 100, 3.00%, 3/1/46, (BAM-TCRS Insured)	280,000	225,723
California State GO, Callable 04/01/32 at 100, 5.00%, 4/1/47	1,725,000	1,821,196
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California State GO, Callable 08/01/35 at 100, 5.00%, 8/1/44	$2,120,000	$ 2,330,488
California State GO, Refunding, 4.35%, 11/1/32	8,000,000	8,077,326
California State GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	2,805,000	2,933,807
California State GO, Refunding, Callable 04/01/33 at 100, 5.25%, 10/1/45	1,975,000	2,147,866
California State GO, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/45	250,000	251,859
California State GO, Series CV, Callable 12/01/33 at 100, 3.80%, 12/1/43	2,775,000	2,692,271
California State Public Works Board Revenue, Callable 10/01/26 at 100, 4.00%, 10/1/28	530,000	535,628
California State Public Works Board Revenue, Series C, 5.00%, 11/1/26	900,000	919,582
California State Public Works Board Revenue, Series C, 5.00%, 11/1/27	900,000	943,532
California State University Revenue, Series A, Refunding, Callable 11/01/28 at 100, 5.00%, 11/1/43	1,910,000	1,980,464
California State University Revenue, Series A, Unrefunded portion, Callable 01/31/26 at 100, 5.00%, 11/1/47	15,000	15,001
California State University Revenue, Series A, Unrefunded portion, Callable 02/01/26 at 100, 5.00%, 11/1/43	35,000	35,004
California Statewide Communities Development Authority Revenue, Callable 01/01/28 at 100, 5.00%, 1/1/48	5,485,000	5,561,727

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.00%, 8/1/29	$ 300,000	$ 311,038
California Statewide Communities Development Authority Revenue, Refunding, 5.00%, 3/1/28	100,000	103,872
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/33	160,000	166,233
California Statewide Communities Development Authority Revenue, Series A, OID, Refunding, Callable 03/01/26 at 100, 4.125%, 3/1/34	1,015,000	1,015,859
Campbell Union High School District GO, Series A, Callable 08/01/34 at 100, 5.00%, 8/1/45	825,000	899,203
Campbell Union High School District GO, Series A, Callable 08/01/34 at 100, 5.00%, 8/1/46	1,000,000	1,082,549
Chowchilla Elementary School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/43	580,000	585,667
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/27	145,000	150,592
City & County of San Francisco GO, Series C, 6.03%, 6/15/29	3,630,000	3,796,940
City & County of San Francisco GO, Series C, 6.26%, 6/15/30	4,150,000	4,481,906
City & County of San Francisco Revenue, Series 2, Callable 08/01/28 at 100, 3.35%, 8/1/29(a)	1,015,000	1,026,323
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/35	$ 50,000	$ 54,095
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/39	100,000	107,238
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/44	575,000	592,655
Coachella Valley Unified School District, OID, Refunding, Callable 01/21/26 at 100, 3.50%, 9/1/28, (BAM Insured)	50,000	50,025
Coachella Valley Unified School District GO, OID, Refunding, Callable 01/21/26 at 100, 4.00%, 8/1/27, (BAM Insured)	5,000	5,004
Colton Joint Unified School District GO, Series A, Callable 08/01/34 at 100, 5.00%, 8/1/44, (BAM Insured)	1,325,000	1,446,939
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.00%, 6/1/32, (BAM Insured)	140,000	142,677
Concord, OID, Refunding, Callable 04/01/31 at 100, 2.00%, 4/1/38	920,000	737,604
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.25%, 6/1/27	40,000	38,661
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/44, (BAM Insured)	100,000	107,480
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/10/49, (BAM Insured)	185,000	195,784
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/54, (BAM Insured)	425,000	446,678

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Downey Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.00%, 8/1/42, (AG Insured)	$ 25,000	$ 17,437
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	50,000	48,467
East Side Union High School District GO, Series B, Refunding, 5.25%, 2/1/26, (NATL Insured)	20,000	20,049
Eastside Union School District GO, Series A, Callable 08/01/33 at 100, 5.50%, 8/1/48, (BAM Insured)	1,450,000	1,582,335
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,150,000	1,109,334
Fillmore Wastewater Revenue, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47, (AG Insured)	1,175,000	1,186,758
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Unrefunded portion, Callable 01/21/26 at 100, 4.00%, 10/1/40	545,000	545,027
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series B, Callable 10/01/26 at 100, 4.25%, 10/1/41	1,500,000	1,502,852
Fontana Redevelopment Agency Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/34	695,000	720,488
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Fremont Unified School District/Alameda County GO, Series B, Callable 01/21/26 at 100, 4.00%, 8/1/40	$1,875,000	$ 1,875,214
Fresno Unified School District GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/46	780,000	743,080
Gavilan Joint Community College District GO, Series C, Callable 08/01/32 at 100, 5.00%, 8/1/48	1,725,000	1,804,774
Glendale Water Revenue, OID, Callable 01/31/26 at 100, 3.50%, 2/1/42	135,000	121,297
Golden State Tobacco Securitization Corp. Revenue, Refunding, Callable 12/01/31 at 100, 5.00%, 6/1/51	2,000,000	1,975,712
Golden State Tobacco Securitization Corp. Revenue, Series A-1, Refunding, 2.687%, 6/1/30	305,000	282,195
Golden State Tobacco Securitization Corp. Revenue, Series A-1, Refunding, 2.787%, 6/1/31	2,875,000	2,614,740
Goleta Union School District GO, Series B, Callable 08/01/32 at 100, 5.25%, 8/1/47	570,000	613,860
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/47	1,435,000	1,451,178
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/52	1,000,000	1,009,509
Hayward Unified School District GO, Refunding, Callable 08/01/28 at 100, 4.00%, 8/1/43, (BAM Insured)	550,000	548,087

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Hesperia Public Financing Authority Revenue, OID, Callable 01/31/26 at 100, 3.625%, 10/1/42	$ 225,000	$ 202,795
Imperial Community College District GO, Series A, Callable 08/01/33 at 100, 5.25%, 8/1/53, (AG Insured)	920,000	975,584
Independent Cities Finance Authority Revenue , Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/48	925,000	933,846
Inglewood Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/38, (BAM Insured)	1,505,000	1,519,973
Irvine Facilities Financing Authority, Series A, Callable 09/01/33 at 100, 5.00%, 9/1/48, (BAM Insured)	1,730,000	1,817,705
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.00%, 5/1/29	900,000	907,372
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.25%, 5/1/43	2,275,000	2,285,287
Irvine Ranch Water District Water Service Corp., Callable 08/01/26 at 100, 5.25%, 2/1/46	2,000,000	2,020,342
Kern High School District GO, Series E, OID, 2.00%, 8/1/27	100,000	98,540
Lancaster Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 5/1/54, (BAM Insured)	3,000,000	3,117,841
Lemoore Union Elementary School District, OID, Callable 05/01/26 at 100, 3.00%, 5/1/40, (BAM Insured)	25,000	21,433
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Live Oak Elementary School District/Santa Cruz County GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/44, (BAM Insured)	$ 340,000	$ 362,609
Lodi Unified School District GO, Series 2020, Callable 08/01/27 at 100, 4.00%, 8/1/40	20,000	20,107
Los Angeles County Development Authority Revenue, Series C, Callable 09/01/28 at 100, 3.35%, 9/1/59(a)	1,123,000	1,136,035
Los Angeles County Facilities, Inc. Revenue , Series A, Unrefunded portion, Callable 12/01/28 at 100, 5.00%, 12/1/51	4,000,000	4,095,968
Los Angeles County Public Works Financing Authority Revenue, Series D, Refunding, Callable 01/31/26 at 100, 5.00%, 12/1/32	150,000	150,364
Los Angeles County Public Works Financing Authority Revenue, Series H, Refunding, Callable 12/01/34 at 100, 5.50%, 12/1/53	400,000	437,173
Los Angeles County Schools Regionalized Business Services Corp., Series A-3, OID, Refunding, Callable 01/31/26 at 100, 3.75%, 9/1/26, (AG Insured)	10,000	10,008
Los Angeles Department of Airports Revenue, Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/43	2,000,000	2,092,207
Los Angeles Department of Airports Revenue, Series B, Refunding, Callable 05/15/31 at 100, 5.00%, 5/15/48	395,000	411,997

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Department of Airports Revenue, Series E, Callable 11/15/28 at 100, 5.00%, 5/15/49	$ 250,000	$ 255,794
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	3,090,000	3,104,845
Los Angeles Department of Water & Power Revenue, Series B, Refunding, Callable 01/01/27 at 100, 5.25%, 7/1/39	2,200,000	2,237,077
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/46	1,755,000	1,755,000
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	3,250,000	3,273,360
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/49	540,000	559,688
Los Angeles Department of Water & Power Water System Revenue, Series D, Refunding, Callable 07/01/32 at 100, 5.00%, 7/1/39	795,000	870,280
Los Angeles Housing Authority Revenue, Series A, 3.75%, 4/1/34, (FNMA COLL Insured)	1,250,000	1,258,461
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.00%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,031
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Housing Authority Revenue, Series C, 3.75%, 4/1/34, (FNMA COLL Insured)	$1,775,000	$ 1,816,090
Los Angeles Housing Authority Revenue , Series B, Callable 02/01/28 at 100, 3.25%, 2/1/29(a)	1,000,000	1,006,501
Los Angeles Municipal Improvement Corp. Revenue, Series B, Refunding, Callable 11/01/26 at 100, 5.00%, 11/1/36	420,000	425,764
Los Angeles Unified School District GO, Series A, Callable 01/31/26 at 100, 4.00%, 7/1/40	3,000,000	2,999,944
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.00%, 7/1/31	270,000	270,149
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.00%, 7/1/32	1,220,000	1,217,966
Los Angeles Unified School District GO, Series B-1, Callable 01/01/28 at 100, 5.25%, 7/1/42	2,270,000	2,358,887
Lucia Mar Unified School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/42	735,000	764,535
Marin Healthcare District GO, Callable 01/31/26 at 100, 4.00%, 8/1/40	1,000,000	999,986
Menlo Park City School District GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/45	1,410,000	1,522,036
Modesto Irrigation District Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/33	315,000	321,001

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Modesto Irrigation District Revenue, Series A, Callable 10/01/33 at 100, 5.25%, 10/1/48	$ 550,000	$ 592,660
Montebello Public Financing Authority Revenue, Series A, Callable 06/01/26 at 100, 5.00%, 6/1/46	1,175,000	1,177,700
Moraga Elementary School District GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/49	1,990,000	2,094,277
Mountain View-Whisman School District GO, Series B, Callable 09/01/26 at 100, 3.375%, 9/1/34	1,015,000	1,017,277
M-S-R Energy Authority Revenue, Series A, 7.00%, 11/1/34	4,000,000	4,877,603
Norco Community Redevelopment Agency Successor Agency, OID, Refunding, Callable 01/31/26 at 100, 3.25%, 3/1/28, (BAM Insured)	620,000	620,048
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/42	755,000	766,387
Oakdale Joint Unified School District GO, Series A, OID, Callable 08/01/35 at 100, 4.75%, 8/1/54	25,000	25,429
Oakland Unified School District/Alameda County GO, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/30, (BAM-TCRS Insured)	1,100,000	1,116,329
Oxnard Union High School District, OID, Callable 06/01/29 at 100, 2.25%, 6/1/39, (AG Insured)	330,000	266,180
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Oxnard Union High School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/45	$1,000,000	$ 1,029,120
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/33	200,000	185,642
Patterson Joint Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/37, (BAM Insured)	2,470,000	2,500,241
Perris Public Financing Authority, Series B, OID, Refunding, Callable 01/31/26 at 100, 3.75%, 10/1/31	1,620,000	1,620,734
Piedmont Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.125%, 8/1/41	455,000	344,555
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.00%, 9/1/26, (AG Insured)	100,000	101,528
Pittsburg Unified School District Financing Authority Revenue, Callable 09/01/28 at 100, 5.00%, 9/1/47, (AG Insured)	630,000	643,848
Pomona Revenue, Series BE, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47	585,000	592,007
Poway Redevelopment Agency Successor Agency, Series A, Refunding, Callable 01/31/26 at 100, 5.00%, 6/15/28	2,190,000	2,194,314
Poway Unified School District Public Financing Authority, Series A, Refunding, Callable 09/01/32 at 100, 5.00%, 9/1/36	705,000	798,279

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Poway Unified School District Public Financing Authority, Series B, Refunding, Callable 09/01/30 at 100, 5.00%, 9/1/35	$ 750,000	$ 829,483
Poway Unified School District Public Financing Authority, Series B, Refunding, Callable 09/01/30 at 100, 5.00%, 9/1/36	215,000	236,395
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/35	745,000	754,432
Regents of the University of California Medical Center Pooled Revenue, Series P, Callable 05/15/32 at 100, 5.00%, 5/15/47	2,050,000	2,143,096
River Islands Public Financing Authority, Series 1, Refunding, Callable 09/01/29 at 103, 5.00%, 9/1/42, (AG Insured)	3,370,000	3,603,689
Riverside Community College District, Callable 01/21/26 at 100, 5.00%, 6/1/37	210,000	210,233
Riverside Community College District, Callable 01/21/26 at 100, 5.00%, 6/1/38	255,000	255,255
Riverside Community College District, Callable 01/21/26 at 100, 5.00%, 6/1/39	325,000	325,304
Riverside Community College District, Callable 01/21/26 at 100, 5.25%, 6/1/43	1,670,000	1,671,263
Riverside Community College District, Callable 01/21/26 at 100, 5.25%, 6/1/49	2,000,000	2,001,090
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31, (BAM Insured)	$ 500,000	$ 509,425
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41, (BAM Insured)	1,090,000	1,098,230
Riverside Electric Revenue, 7.455%, 10/1/30	2,065,000	2,223,639
Riverside Unified School District, OID, Callable 09/01/31 at 103, 5.00%, 9/1/45	415,000	424,840
Robla School District GO, Series A, Callable 08/01/27 at 100, 5.00%, 8/1/44, (AG Insured)	800,000	815,109
Roseville Joint Union High School District GO, Series C, Callable 02/01/27 at 100, 5.00%, 8/1/46	2,425,000	2,440,860
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/36	505,000	513,246
Sacramento City Unified School District GO, Series A, Callable 08/01/30 at 100, 5.50%, 8/1/52, (BAM Insured)	2,000,000	2,094,308
Sacramento County Airport System Revenue, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/41	500,000	503,832
Sacramento Transient Occupancy Tax Revenue, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/36	2,170,000	2,276,326
Sacramento Transient Occupancy Tax Revenue, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/48	5,565,000	5,681,007

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/43	$ 650,000	$ 668,461
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	3,175,000	3,239,721
San Diego Association of Governments South Bay Expressway Revenue, Series A, Senior Series, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,000,000	2,045,988
San Diego County, Callable 10/01/33 at 100, 5.00%, 10/1/48	475,000	500,905
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 7/1/46	1,530,000	1,606,356
San Diego County Regional Airport Authority Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	1,170,000	1,214,950
San Diego Public Facilities Financing Authority Revenue, Series A, Refunding, Callable 08/01/28 at 100, 5.00%, 8/1/43	3,220,000	3,352,220
San Diego Unified School District GO, Series I, Callable 07/01/27 at 100, 5.00%, 7/1/47	2,020,000	2,051,370
San Diego Unified School District GO, Series K-2, OID, CAB, Callable 07/01/27 at 77, 0.00%, 7/1/34(c)	2,750,000	2,006,376
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, AMT, Unrefunded portion, Callable 05/01/27 at 100, 5.00%, 5/1/47	$1,785,000	$ 1,789,846
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, AMT, Refunding, Callable 05/01/26 at 100, 5.00%, 5/1/41	1,100,000	1,102,589
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	6,675,000	6,852,914
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series F, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/50	2,025,000	2,075,044
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 01/31/26 at 100, 5.00%, 11/1/35	115,000	115,277
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 01/31/26 at 100, 4.00%, 10/1/39	1,875,000	1,875,093
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 01/31/26 at 100, 4.00%, 10/1/40	500,000	499,987

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series B, Refunding, Callable 01/31/26 at 100, 4.00%, 10/1/46	$2,650,000	$ 2,490,730
San Francisco City & County Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/36	150,000	151,595
San Francisco City & County Redevelopment Agency Successor Agency, Series B, Callable 08/01/33 at 100, 5.00%, 8/1/48, (AG Insured)	600,000	625,832
San Francisco Public Utilities Commission Water Revenue, Refunding, Callable 11/01/33 at 100, 5.25%, 11/1/48	4,855,000	5,212,661
San Jose Revenue, Series C, Callable 04/01/35 at 100, 3.90%, 10/1/35, (FNMA COLL Insured)	2,975,000	3,063,839
San Mateo Joint Powers Financing Authority Revenue, Series A, Callable 07/15/28 at 100, 5.00%, 7/15/43	2,250,000	2,329,246
San Mateo Union High School District GO, Series D, Callable 09/01/33 at 100, 5.00%, 9/1/43	975,000	1,068,045
Sanger Unified School District, Refunding, Callable 06/01/29 at 100, 5.00%, 6/1/45, (AG Insured)	1,900,000	1,966,689
Santa Clara Unified School District GO, Callable 07/01/26 at 100, 3.00%, 7/1/35	1,150,000	1,148,376
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Santa Clara Valley Water District Revenue, Series A, Refunding, Callable 06/01/30 at 100, 5.00%, 6/1/50	$ 765,000	$ 796,737
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.00%, 10/1/27	20,000	19,577
Santa Cruz City Elementary School District GO, Series C, Callable 08/01/30 at 100, 2.00%, 8/1/36	695,000	591,537
Santa Monica Community College District GO, Series A, Callable 08/01/28 at 100, 5.00%, 8/1/43	800,000	827,637
Santa Monica Public Financing Authority Revenue, Callable 07/01/27 at 100, 5.00%, 7/1/42	3,690,000	3,774,923
Santa Monica-Malibu Unified School District GO, Series A, Callable 08/01/33 at 100, 5.00%, 8/1/50	2,175,000	2,297,694
Selma Unified School District GO, Series A, Callable 08/01/31 at 100, 5.25%, 8/1/48, (BAM Insured)	430,000	453,832
Selma Unified School District GO, Series B, Callable 08/01/33 at 100, 5.00%, 8/1/49, (BAM Insured)	605,000	635,610
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 01/31/26 at 100, 3.00%, 4/1/26, (AG Insured)	10,000	10,002
South Tahoe Public Utility District Water Revenue, Callable 08/01/34 at 100, 5.00%, 8/1/54	50,000	52,354
Southern California Public Power Authority Revenue, Series A, 5.25%, 11/1/27	380,000	393,759

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Southern California Water Replenishment District Revenue, Callable 08/01/28 at 100, 5.00%, 8/1/48	$ 250,000	$ 256,137
Stockton Unified School District, Refunding, Callable 02/01/28 at 100, 5.00%, 2/1/35	2,060,000	2,149,116
Sweetwater Union High School District, OID, Refunding, Callable 09/01/27 at 100, 3.00%, 9/1/29, (BAM Insured)	710,000	712,433
Sweetwater Union High School District GO, Refunding, Callable 02/01/26 at 100, 4.00%, 8/1/42, (BAM-TCRS Insured)	1,500,000	1,499,935
Tobacco Securitization Authority of Southern California Revenue, Refunding, Callable 12/01/29 at 100, 5.00%, 6/1/35	250,000	262,850
Town of Mammoth Lakes, Callable 06/01/34 at 100, 5.00%, 6/1/44, (BAM Insured)	500,000	538,521
Tracy Community Facilities District, Callable 09/01/35 at 100, 5.00%, 9/1/54, (BAM Insured)	200,000	206,277
Travis Unified School District, Refunding, Callable 01/31/26 at 100, 5.00%, 9/1/29, (AG Insured)	20,000	20,040
Turlock Irrigation District Revenue, Refunding, Callable 01/01/30 at 100, 5.00%, 1/1/41	195,000	206,405
University of California Revenue, Series AZ, Refunding, Callable 05/15/28 at 100, 5.00%, 5/15/43	800,000	823,439
University of California Revenue, Series AZ, Refunding, Callable 05/15/28 at 100, 5.00%, 5/15/48	1,985,000	2,027,641
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
University of California Revenue, Series CD, Callable 11/15/35 at 100, 5.50%, 5/15/40	$ 750,000	$ 890,273
University of California Revenue, Series M, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,620,000	1,653,238
University of California Revenue, Series Q, Refunding, Callable 05/15/31 at 100, 5.00%, 5/15/46	3,055,000	3,205,647
Vacaville Unified School District GO, Series C, Callable 08/01/26 at 100, 5.00%, 8/1/42	785,000	793,304
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/30	20,000	20,274
Washington Township Health Care District GO, Series B, OID, Callable 01/21/26 at 100, 5.00%, 8/1/43	30,000	30,008
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/29	90,000	90,647
Washington Township Health Care District Revenue, Series A, Refunding, 5.00%, 7/1/28	350,000	366,061
West Hollywood Public Financing Authority Revenue, Series A, Callable 04/01/30 at 100, 5.00%, 4/1/44	795,000	835,357
Western Placer Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	355,000	358,182
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.00%, 8/1/31(c)	570,000	474,946

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Whittier Union High School District GO, Series C, Callable 08/01/33 at 100, 5.00%, 8/1/43	$ 635,000	$ 695,919
William S Hart Union High School District GO, Series C, OID, Callable 02/01/26 at 100, 3.50%, 8/1/38	480,000	479,981
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/29, (BAM Insured)	20,000	20,332
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/30, (BAM Insured)	25,000	25,410
		352,758,814
Colorado — 0.6%
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	2,900,000	2,958,862
Connecticut — 0.6%
Connecticut Housing Finance Authority Revenue, Series 1, Refunding, Callable 11/15/28 at 100, 2.60%, 11/15/34	750,000	685,116
Connecticut State Health & Educational Facilities Authority Revenue, Callable 01/21/26 at 100, 5.00%, 7/1/45	650,000	650,161
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 01/31/26 at 100, 5.00%, 7/1/45	1,500,000	1,500,518
		2,835,795
Delaware — 0.3%
Delaware State Economic Development Authority Revenue, Series B, Refunding, 4.00%, 10/1/40(a)	1,500,000	1,504,343
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — 1.3%
Illinois Finance Authority Revenue, Refunding, Callable 02/01/26 at 100, 3.90%, 3/1/30	$5,000,000	$ 5,002,728
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	400,000	405,991
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 02/01/26 at 100, 4.00%, 2/1/32	380,000	380,321
		5,789,040
Iowa — 0.0%
Iowa Finance Authority Revenue, Series C, Refunding, Callable 01/21/26 at 100, 5.00%, 2/15/32	150,000	150,365
Minnesota — 0.0%
Minneapolis Revenue, Series A, Refunding, Callable 01/21/26 at 100, 5.00%, 11/15/26	100,000	100,078
Missouri — 0.8%
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/40	2,500,000	2,515,667
Monarch-Chesterfield Levee District, Refunding, Callable 01/31/26 at 100, 5.00%, 3/1/40	1,385,000	1,385,556
		3,901,223
New Hampshire — 0.2%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	1,000,415
New York — 0.7%
New York City Housing Development Corp. Revenue, Series 1, 3.45%, 11/1/28, (REMIC FHA 542c Insured)	345,000	349,451

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Housing Development Corp. Revenue, Series 2A, Callable 01/22/26 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	$ 350,000	$ 350,030
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-1, Callable 08/01/32 at 100, 5.00%, 8/1/45	1,370,000	1,421,783
New York GO, Series A-1, Callable 08/01/31 at 100, 5.00%, 8/1/47	980,000	1,003,336
		3,124,600
Ohio — 1.4%
State of Ohio Revenue, Series A, Refunding, Callable 02/01/26 at 100, 5.00%, 1/15/41	1,800,000	1,800,389
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	3,575,000	3,594,450
University of Akron/The Revenue, Series A, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/38	1,100,000	1,106,118
		6,500,957
Oklahoma — 0.6%
University of Oklahoma/The Revenue, Series C, Callable 01/12/26 at 100, 5.00%, 7/1/38	2,610,000	2,611,657
Oregon — 0.5%
Columbia County School District No 502 GO, OID, Callable 06/15/30 at 100, 5.00%, 6/15/45, (SCH BD GTY Insured)	1,000,000	1,041,413
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(c)	3,000,000	1,392,416
		2,433,829
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — 2.1%
Bellefonte Area School District GO, Series A, Refunding, Callable 05/15/32 at 100, 5.00%, 5/15/48, (ST AID WITHHLDG Insured)	$2,125,000	$ 2,206,803
North Penn School District GO, Callable 03/01/30 at 100, 5.00%, 3/1/50, (ST AID WITHHLDG Insured)	1,600,000	1,622,165
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AG Insured)	630,000	622,381
Pennsylvania Turnpike Commission Revenue, Series A, Callable 12/01/29 at 100, 5.00%, 12/1/44	1,595,000	1,647,793
Pennsylvania Turnpike Commission Revenue , Series 1, Callable 06/01/26 at 100, 5.00%, 12/1/41	2,615,000	2,631,917
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	1,130,000	1,162,409
		9,893,468
South Carolina — 1.2%
Orangeburg County Facilities Corp. Revenue, Refunding, Callable 12/01/27 at 100, 5.00%, 12/1/30	1,560,000	1,605,439
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,265,310
University of South Carolina Revenue, Series A, Callable 05/01/31 at 100, 5.00%, 5/1/46	2,380,000	2,495,931
		5,366,680

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — 1.5%
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	$1,500,000	$ 1,510,075
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	2,815,000	2,882,196
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	516,815
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,946,526
		6,855,612
Washington — 0.9%
Bellevue GO, Refunding, Callable 01/21/26 at 100, 4.00%, 12/1/31	2,315,000	2,316,661
King County Sewer Revenue, Series A, Refunding, Callable 01/21/26 at 100, 4.00%, 7/1/40	2,000,000	2,000,062
		4,316,723
TOTAL MUNICIPAL BONDS (Cost $412,948,259)		412,102,461
	Par Value/ Shares
PREFERREDS — 7.8%
Consumer Discretionary — 0.2%
General Motors Financial Co., Inc., 5.75%, 9/30/27	875,000	864,764
Energy — 0.2%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,066,106
Financials — 7.4%
Bank of America Corp., 6.625%, 5/1/30	2,950,000	3,076,154
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	850,000	847,956
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	$ 875,000	$ 869,966
Bank of New York Mellon Corp. (The), 6.15%, 3/20/30	13,250	339,863
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,556,259
Citigroup, Inc., 7.625%, 11/15/28	1,550,000	1,635,750
Citigroup, Inc., 6.75%, 2/15/30	2,800,000	2,853,113
Citigroup, Inc., 6.875%, 8/15/30(d)	1,525,000	1,585,619
Citigroup, Inc., 6.625%, 2/15/31	1,650,000	1,675,420
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,300,000	4,362,268
KKR & Co., Inc., 6.875%, 6/1/65	150,000	3,832,500
M&T Bank Corp., 6.35%, 12/15/30	134,900	3,461,534
Morgan Stanley, 6.875%, 4/15/26	41,519	1,042,542
Northern Trust Corp., 4.60%, 10/1/26	1,700,000	1,696,936
State Street Corp., 5.35%, 3/15/26	20,000	449,000
State Street Corp., 6.45%, 9/15/30	2,200,000	2,280,925
Wells Fargo & Co., 3.90%, 3/15/26	350,000	349,125
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,465,305
		34,380,235
TOTAL PREFERREDS (Cost $34,951,784)		36,311,105
	Par Value
U.S. TREASURY OBLIGATIONS — 1.5%
United States Treasury Floating Rate Notes, 3.847% (3 Month U.S. Treasury Money Market Yield + 25 bps), 1/31/26(a)	7,000,000	6,999,891
U.S. TREASURY OBLIGATIONS (Cost $7,000,552)		6,999,891
CORPORATE BONDS — 0.4%
Financials — 0.3%
Zions Bancorp NA, 6.816%, 11/19/35	1,500,000	1,597,102

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	$ 500,000	$ 462,650
TOTAL CORPORATE BONDS (Cost $1,936,665)		2,059,752
	Number of Shares
EXCHANGE TRADED FUNDS — 1.0%
SPDR Portfolio High Yield Bond ETF	200,000	4,734,000
TOTAL EXCHANGE TRADED FUNDS (Cost $4,591,706)		4,734,000
SHORT-TERM INVESTMENT — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(e)	1,204,898	1,204,898

TOTAL SHORT-TERM INVESTMENT (Cost $1,204,898)		1,204,898

TOTAL INVESTMENTS - 99.1% (Cost $462,633,864)		463,412,107
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		4,116,411
NET ASSETS - 100.0%		$467,528,518

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2025, these securities amounted to $150,775 or 0.03% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(c)	Zero coupon bond.
(d)	Non-voting shares.
(e)	Rate disclosed is the 7-day yield at December 31, 2025.
AG	Assured Guaranty
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
CD	Certificate of Deposit
COLL	Collateral
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LP	Limited Partnership
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 79.6%
Alabama — 1.9%
Birmingham-Jefferson Civic Center Authority, Series B, Callable 07/01/28 at 100, 5.00%, 7/1/43	$1,750,000	$ 1,768,587
Black Belt Energy Gas District Revenue, Series D, 5.00%, 11/1/26	1,000,000	1,014,712
Black Belt Energy Gas District Revenue, Series D, Callable 08/01/34 at 100, 5.00%, 3/1/55(a)	2,150,000	2,300,218
Jefferson County Revenue, Refunding, Callable 03/15/27 at 100, 5.00%, 9/15/34	850,000	870,171
Marshall County GO, 5.00%, 11/1/26	95,000	96,853
Marshall County GO, 5.00%, 11/1/27	105,000	109,444
Southeast Energy Authority A Cooperative District Revenue, Series A, Callable 07/01/28 at 101, 4.00%, 11/1/51(a)	1,665,000	1,684,963
Southeast Energy Authority A Cooperative District Revenue, Series B, 4.00%, 6/1/31	525,000	535,142
UAB Medicine Finance Authority Revenue, Series B-2, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	500,000	511,487
		8,891,577
Arizona — 0.2%
Phoenix Civic Improvement Corp. Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/33	1,000,000	1,068,208
Arkansas — 0.2%
Marion Sales & Use Tax Revenue, Series B, OID, Callable 11/01/32 at 100, 5.00%, 11/1/50, (AG Insured)	1,000,000	1,019,628
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — 3.5%
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	$2,000,000	$ 2,029,285
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,000,000	1,046,415
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,000,000	964,638
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Unrefunded portion, Callable 01/21/26 at 100, 4.00%, 10/1/40	255,000	255,013
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	1,000,000	1,004,804
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	1,990,000	2,004,303
Merced City School District GO, Callable 08/01/28 at 100, 5.00%, 8/1/48	1,870,000	1,910,382
M-S-R Energy Authority Revenue, Series A, 7.00%, 11/1/34	1,400,000	1,707,161
Natomas Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/43, (AG Insured)	950,000	777,232
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	1,115,000	1,137,729

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	$2,000,000	$ 2,053,308
Turlock Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/42	1,000,000	852,977
West Hollywood Public Financing Authority Revenue, Series A, Callable 04/01/30 at 100, 5.00%, 4/1/44	40,000	42,031
		15,785,278
Colorado — 3.4%
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.50%, 12/1/36, (AG Insured)	700,000	708,016
City & County of Denver Airport System Revenue, Series B, Refunding, Callable 11/15/32 at 100, 5.00%, 11/15/47	750,000	780,821
Colorado Health Facilities Authority Revenue, Callable 05/15/28 at 100, 5.00%, 11/15/48	1,830,000	1,852,514
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 05/15/26 at 100, 5.00%, 11/15/41	1,255,000	1,259,753
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 11/01/29 at 100, 5.00%, 11/1/44	875,000	892,509
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/33, (BAM Insured)	150,000	165,716
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/34, (BAM Insured)	$ 170,000	$ 187,032
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/35, (BAM Insured)	100,000	109,433
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/37, (BAM Insured)	225,000	243,637
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/40, (BAM Insured)	350,000	374,825
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.25%, 12/1/46, (BAM Insured)	600,000	626,401
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.00%, 12/1/42	505,000	515,063
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	3,500,000	3,571,040
Colorado State, Callable 12/15/32 at 100, 6.00%, 12/15/41	750,000	863,215
Colorado State, Series A, Callable 12/15/28 at 100, 5.00%, 12/15/37	200,000	210,021
El Paso County School District No 3 Widefield GO, Series B, Callable 12/01/34 at 100, 5.25%, 12/1/44, (ST AID WITHHLDG Insured)	325,000	355,298

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
Fort Collins Electric Utility Enterprise Revenue, Series A, Callable 06/01/28 at 100, 5.00%, 12/1/35	$ 950,000	$ 995,033
Fossil Ridge Metropolitan District No 3 GO, Callable 12/01/30 at 103, 5.00%, 12/1/45, (BAM Insured)	300,000	314,881
North Holly Metropolitan District GO, Refunding, Callable 12/01/30 at 100, 5.00%, 12/1/45, (BAM Insured)	275,000	280,101
Riverdale Ranch Metropolitan District GO, Refunding, Callable 03/01/30 at 103, 5.25%, 12/1/45, (AG Insured)	250,000	266,166
Town of Breckenridge, Callable 12/01/32 at 100, 5.00%, 12/1/42	300,000	319,293
Trails at Crowfoot Metropolitan District No 3 GO, Series A, Refunding, Callable 06/01/34 at 100, 5.00%, 12/1/39, (AG Insured)	520,000	562,726
Waterstone Metropolitan District No 1 GO, Series A, Senior Series, Refunding, Callable 06/01/30 at 103, 5.25%, 12/1/45, (AG Insured)	250,000	264,044
		15,717,538
Connecticut — 0.7%
Connecticut Housing Finance Authority Revenue, Series D-1, 2.95%, 5/15/29	80,000	80,354
Connecticut Housing Finance Authority Revenue, Series D-1, 3.00%, 11/15/29	70,000	69,839
Connecticut Housing Finance Authority Revenue, Series D-1, 3.00%, 5/15/30	45,000	45,007
Connecticut Housing Finance Authority Revenue, Series D-1, 3.10%, 11/15/30	95,000	94,688
Connecticut Housing Finance Authority Revenue, Series D-1, 3.15%, 5/15/31	95,000	94,665
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Connecticut — (Continued)
Connecticut State Health & Educational Facilities Authority Revenue, Callable 01/21/26 at 100, 5.00%, 7/1/45	$ 500,000	$ 500,124
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 01/31/26 at 100, 5.00%, 7/1/45	2,460,000	2,460,850
		3,345,527
Delaware — 0.5%
Delaware State Economic Development Authority Revenue, Series B, Refunding, 4.00%, 10/1/40(a)	1,500,000	1,504,342
Delaware State Housing Authority Revenue, Series A, 3.35%, 1/1/27, (GNMA/FNMA/FHLMC Insured)	100,000	100,352
Delaware State Housing Authority Revenue, Series A, 3.35%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	305,000	306,717
Delaware State Housing Authority Revenue, Series A, 3.375%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	80,000	80,598
Delaware State Housing Authority Revenue, Series A, 3.40%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	180,000	181,302
		2,173,311
District of Columbia — 1.4%
District of Columbia GO, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/43	595,000	609,136

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
District of Columbia — (Continued)
District of Columbia GO, Series D, Callable 06/01/27 at 100, 5.00%, 6/1/42	$1,400,000	$ 1,422,402
District of Columbia Revenue, Refunding, Callable 01/21/26 at 100, 5.00%, 7/15/40	1,000,000	1,000,603
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	685,000	705,782
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 07/15/30 at 100, 5.00%, 7/15/45	500,000	514,188
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,045,000	2,077,064
		6,329,175
Florida — 3.9%
Central Florida Expressway Authority Revenue, Senior Series, Refunding, Callable 07/01/28 at 100, 5.00%, 7/1/48	575,000	585,456
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.00%, 12/1/35	1,015,000	1,032,960
Escambia County Housing Finance Authority Revenue, 3.80%, 6/1/27(a)	1,500,000	1,504,819
Florida Housing Finance Corp. Revenue, Series 1, 2.95%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	450,000	450,243
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	$ 200,000	$ 200,052
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	235,000	235,130
Florida Housing Finance Corp. Revenue, Series 1, 3.10%, 1/1/29, (GNMA/FNMA/FHLMC Insured)	710,000	713,700
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	410,000	412,925
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/01/26 at 100, 2.75%, 10/1/28	250,000	246,409
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48	1,000,000	1,008,569
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/53	1,415,000	1,423,875
Miami-Dade County Revenue, CAB, OID, Refunding, Callable 10/01/26 at 82, 0.00%, 10/1/32, (BAM-TCRS Insured)(b)	4,425,000	3,478,827
Miami-Dade County Water & Sewer System Revenue, Series B, Callable 10/01/29 at 100, 5.00%, 10/1/44	955,000	987,326

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Pasco County Revenue, Callable 03/01/33 at 100, 5.75%, 9/1/54, (AG Insured)	$ 570,000	$ 611,137
Putnam County Development Authority Revenue, Series B, Refunding, Callable 05/01/28 at 100, 5.00%, 3/15/42	1,065,000	1,082,125
Tampa Bay Water Revenue, Series A, Callable 10/01/34 at 100, 5.25%, 10/1/54	3,000,000	3,186,260
Wildwood Utility Dependent District Revenue, Callable 10/01/31 at 100, 5.00%, 10/1/41, (BAM Insured)	795,000	847,759
		18,007,572
Hawaii — 0.4%
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 4.00%, 9/1/40	2,000,000	2,007,574
Illinois — 5.1%
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/26 at 100, 5.00%, 1/1/41	745,000	745,852
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/29 at 100, 5.00%, 1/1/48	985,000	998,443
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/34 at 100, 5.25%, 1/1/53	1,250,000	1,300,734
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.25%, 1/1/42	60,000	60,902
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/47	$ 100,000	$ 100,306
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/52	3,000,000	3,007,604
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/46	4,075,000	4,089,840
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/33, (AG Insured)	350,000	361,205
Illinois Finance Authority Revenue, Refunding, Callable 02/01/26 at 100, 3.90%, 3/1/30	2,000,000	2,001,091
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	600,000	608,987
Illinois Finance Authority Revenue, Series A, Refunding, Callable 08/15/31 at 100, 5.00%, 8/15/35	1,190,000	1,298,444
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/32 at 100, 5.00%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	400,000	404,811
Illinois State GO, OID, Callable 05/01/30 at 100, 5.50%, 5/1/39	480,000	513,831
Illinois State Toll Highway Authority Revenue, Series A, Callable 01/01/28 at 100, 5.00%, 1/1/42	990,000	1,011,064

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Illinois State Toll Highway Authority Revenue, Series B, Callable 01/31/26 at 100, 5.00%, 1/1/40	$1,500,000	$ 1,501,414
Illinois State Toll Highway Authority Revenue, Series B, Senior Series, Callable 07/01/26 at 100, 5.00%, 1/1/41	600,000	603,225
Macon County School District No 61 Decatur GO, 4.00%, 12/1/28, (AG Insured)	600,000	613,597
Sales Tax Securitization Corp. Revenue, Series C, Refunding, Callable 01/01/29 at 100, 5.25%, 1/1/43	285,000	292,818
State of Illinois GO, Callable 06/01/26 at 100, 4.00%, 6/1/32	830,000	831,918
State of Illinois GO, OID, Callable 01/31/26 at 100, 3.75%, 1/1/34, (AG Insured)	1,075,000	1,075,218
State of Illinois GO, Series A, Callable 03/01/31 at 100, 4.00%, 3/1/38	1,000,000	988,629
Western Illinois University Revenue, Refunding, 4.00%, 4/1/28, (BAM Insured)	875,000	886,767
		23,296,700
Indiana — 2.0%
Indiana Bond Bank Revenue, Series A-1, Refunding, Callable 08/15/33 at 100, 5.00%, 8/15/44	1,675,000	1,770,922
Indiana Finance Authority Revenue, Series A, Refunding, Callable 01/31/26 at 100, 5.00%, 2/1/31	305,000	305,366
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/37	500,000	503,592
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, Callable 02/01/29 at 100, 5.00%, 2/1/44	$1,000,000	$ 1,023,855
Johnson County Redevelopment Authority Revenue, Callable 07/15/33 at 100, 5.00%, 7/15/44	1,450,000	1,505,637
Northern Indiana Commuter Transportation District Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/41	3,360,000	3,365,060
Sunman-Dearborn High School Building Corp. Revenue, Callable 07/15/33 at 100, 5.00%, 1/15/44, (ST INTERCEPT Insured)	600,000	629,299
		9,103,731
Iowa — 0.6%
Iowa Finance Authority Revenue, Series A, Refunding, 1.15%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	250,000	228,777
Iowa Finance Authority Revenue, Series C, Refunding, Callable 01/21/26 at 100, 5.00%, 2/15/32	500,000	501,216
Iowa State Board of Regents Revenue, Refunding, Callable 09/01/29 at 100, 2.00%, 9/1/31	1,000,000	910,705
PEFA, Inc. Revenue, Callable 06/01/26 at 101, 5.00%, 9/1/49(a)	1,295,000	1,306,697
		2,947,395
Kansas — 0.9%
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/43, (AG Insured)	380,000	394,284

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Kansas — (Continued)
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/44, (AG Insured)	$ 800,000	$ 826,782
University of Kansas Hospital Authority Revenue, Refunding, Callable 01/21/26 at 100, 5.00%, 9/1/33	500,000	501,977
University of Kansas Hospital Authority Revenue, Refunding, Callable 01/21/26 at 100, 5.00%, 9/1/45	2,500,000	2,500,766
		4,223,809
Louisiana — 0.2%
Shreveport Water & Sewer Revenue, Refunding, Callable 01/28/26 at 100, 5.00%, 12/1/35, (AG Insured)	815,000	816,317
Maine — 0.1%
Portland General Airport Revenue, Refunding, 5.00%, 7/1/28	330,000	347,174
Maryland — 0.9%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	2,650,000	2,664,311
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	1,375,000	1,382,426
		4,046,737
Massachusetts — 1.6%
Commonwealth of Massachusetts GO, Series C, Callable 05/01/29 at 100, 5.00%, 5/1/47	1,375,000	1,406,556
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A, Senior Series, Refunding, Callable 07/01/34 at 100, 5.00%, 7/1/48	815,000	858,924
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Massachusetts — (Continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-2, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/39	$3,500,000	$ 3,590,081
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.00%, 11/15/46	1,470,000	1,477,738
		7,333,299
Michigan — 1.8%
Grand Rapids Public Schools GO, Callable 05/01/29 at 100, 5.00%, 11/1/41, (AG Insured)	1,000,000	1,039,117
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/41	1,125,000	1,149,865
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/45	710,000	718,816
Lansing Board of Water & Light Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	500,000	515,740
Michigan Finance Authority Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/37	2,000,000	2,025,429
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.00%, 12/1/41	100,000	104,432
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.00%, 10/15/46	1,000,000	1,006,242
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/32 at 100, 5.00%, 10/15/47	500,000	519,451

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Michigan — (Continued)
Warren Consolidated Schools GO, Callable 05/01/32 at 100, 5.00%, 5/1/42, (Q-SBLF Insured)	$ 360,000	$ 384,257
Wayne State University Revenue, Series A, Refunding, 5.00%, 11/15/26	680,000	693,370
		8,156,719
Minnesota — 0.4%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.00%, 2/1/30, (SD CRED PROG Insured)	150,000	141,699
Minneapolis Revenue, Series A, Refunding, Callable 01/21/26 at 100, 5.00%, 11/15/26	100,000	100,078
Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 1/1/44	1,500,000	1,539,828
		1,781,605
Mississippi — 0.7%
Medical Center Educational Building Corp. Revenue, Refunding, Callable 06/01/27 at 100, 5.00%, 6/1/47	1,000,000	1,006,087
Mississippi Home Corp. Revenue, Series C, 3.95%, 12/1/31, (GNMA/FNMA/FHLMC Insured)	815,000	847,393
Mississippi Home Corp. Revenue, Series C, 4.00%, 6/1/32, (GNMA/FNMA/FHLMC Insured)	350,000	361,756
State of Mississippi Gaming Tax Revenue, Series E, Callable 01/31/26 at 100, 5.00%, 10/15/34	915,000	915,947
		3,131,183
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Missouri — 1.2%
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.00%, 4/1/27	$ 40,000	$ 40,452
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/40	2,500,000	2,515,667
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series C, Refunding, Callable 06/12/27 at 102, 2.75%, 9/1/33	1,000,000	936,600
Monarch-Chesterfield Levee District, Refunding, Callable 01/31/26 at 100, 5.00%, 3/1/40	1,100,000	1,100,442
St Louis County Reorganized School District No R-6 GO, Refunding, Callable 02/01/27 at 100, 2.00%, 2/1/32	505,000	463,166
St Louis Municipal Finance Corp. Revenue, OID, Refunding, Callable 10/01/27 at 100, 3.50%, 10/1/37, (AG Insured)	555,000	546,385
		5,602,712
Nebraska — 1.9%
Central Plains Energy Project Revenue, Series 1, Callable 07/01/29 at 100, 5.00%, 5/1/53(a)	2,100,000	2,191,655
Central Plains Energy Project Revenue, Series A, Refunding, Callable 08/01/29 at 100, 5.00%, 5/1/54(a)	1,000,000	1,066,901
Nebraska Public Power District Revenue, Series D, Refunding, Callable 01/31/26 at 100, 5.00%, 1/1/46	2,470,000	2,470,581

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Nebraska — (Continued)
Otoe County School District No 501 GO, Callable 06/26/29 at 100, 5.00%, 12/15/42	$ 700,000	$ 725,455
York School District GO, Callable 12/23/29 at 100, 5.00%, 12/15/50	2,115,000	2,172,118
		8,626,710
Nevada — 1.3%
Clark County Department of Aviation Revenue, Series A-2, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/40	550,000	561,632
Las Vegas Convention & Visitors Authority Revenue, Series B, Callable 07/01/32 at 100, 5.25%, 7/1/49	4,435,000	4,628,014
Nevada Housing Division Revenue, Series E, Senior Series, Callable 10/01/33 at 100, 7.50%, 4/1/49, (GNMA/FNMA/FHLMC Insured)	500,000	605,410
		5,795,056
New Hampshire — 0.5%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	1,000,414
New Hampshire Business Finance Authority Revenue, Series A, 5.00%, 8/1/31	305,000	330,880
New Hampshire Health and Education Facilities Authority Act Revenue, Refunding, Callable 01/31/26 at 100, 5.00%, 7/1/40	750,000	750,545
		2,081,839
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New Jersey — 0.4%
Atlantic City GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/32, (BAM ST AID WITHHLDG Insured)	$ 250,000	$ 256,198
Borough of South Plainfield, Series B, Refunding, 4.00%, 8/7/26	1,621,500	1,634,636
Garden State Preservation Trust Revenue, Series A, 5.75%, 11/1/28, (AG Insured)	150,000	158,787
		2,049,621
New York — 9.5%
Berlin Central School District, 4.00%, 8/21/26, (ST AID WITHHLDG Insured)	10,000	10,068
Empire State Development Corp. Revenue, Refunding, Callable 09/15/30 at 100, 5.00%, 3/15/43	1,250,000	1,309,119
Empire State Development Corp. Revenue, Refunding, Callable 09/15/30 at 100, 5.00%, 3/15/44	530,000	551,319
Hudson Yards Infrastructure Corp. Revenue, Series A, Refunding, Callable 02/15/27 at 100, 5.00%, 2/15/42	4,165,000	4,223,205
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/46	1,000,000	1,005,065
Metropolitan Transportation Authority Revenue, Series 1, OID, Refunding, Callable 05/15/30 at 100, 5.00%, 11/15/50	1,500,000	1,518,373
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/32	165,000	167,753
Montgomery County, Refunding, 3.75%, 7/31/26	2,190,000	2,203,665

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Housing Development Corp. Revenue, Series 2A, Callable 01/22/26 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	$ 150,000	$ 150,013
New York City Municipal Water Finance Authority Revenue, Series AA-1, Callable 06/15/31 at 100, 5.00%, 6/15/48	555,000	574,405
New York City Municipal Water Finance Authority Revenue, Series AA-3, Refunding, Callable 12/15/32 at 100, 5.00%, 6/15/47	1,550,000	1,611,365
New York City Municipal Water Finance Authority Revenue, Series EE, Refunding, Callable 06/15/27 at 100, 5.00%, 6/15/38	385,000	394,928
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-1, Callable 08/01/32 at 100, 5.00%, 8/1/45	1,000,000	1,037,798
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-S, Callable 11/01/30 at 100, 4.00%, 11/1/45	1,000,000	938,659
New York Convention Center Development Corp. Revenue, Refunding, Callable 01/31/26 at 100, 5.00%, 11/15/40	2,500,000	2,500,028
New York GO, Series 1, Callable 12/01/26 at 100, 5.00%, 12/1/38	100,000	101,461
New York GO, Series A-1, Callable 08/01/31 at 100, 5.00%, 8/1/47	2,840,000	2,907,626
New York GO, Series B, Callable 10/01/32 at 100, 5.25%, 10/1/39	700,000	773,419
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York GO, Series B-1, Callable 10/01/32 at 100, 5.25%, 10/1/47	$2,910,000	$ 3,038,718
New York State Dormitory Authority Revenue, OID, Callable 07/01/35 at 100, 5.00%, 7/1/45	3,000,000	3,035,451
New York State Dormitory Authority Revenue, Series 1, 5.50%, 7/1/31, (AG Insured)	2,500,000	2,715,235
New York State Dormitory Authority Revenue, Series A, Callable 09/15/26 at 100, 5.00%, 3/15/36	375,000	380,057
New York State Dormitory Authority Revenue, Series A, Refunding, Callable 03/15/32 at 100, 5.00%, 3/15/46	2,140,000	2,212,738
New York State Housing Finance Agency Revenue, Series D-1, Callable 11/01/30 at 100, 4.70%, 11/1/45, (SONYMA Insured)	2,000,000	2,001,677
New York State Thruway Authority Revenue, Series A, Junior Series, Callable 01/01/26 at 100, 5.00%, 1/1/41	1,920,000	1,921,227
Orange County GO, Series A, Callable 01/31/26 at 100, 2.00%, 6/15/26	15,000	14,921
Port Authority of New York & New Jersey Revenue, Refunding, Callable 09/01/28 at 100, 5.00%, 9/1/48	1,000,000	1,020,682
Town of Ossining, Refunding, 3.75%, 7/30/26	1,749,344	1,760,156

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/42	$2,125,000	$ 2,160,839
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/47	1,100,000	1,111,878
		43,351,848
North Dakota — 0.2%
North Dakota Housing Finance Agency Revenue, Series A, Callable 07/01/33 at 100, 3.875%, 7/1/35	730,000	741,301
Ohio — 3.0%
American Municipal Power, Inc. Revenue, Series A, Refunding, Callable 02/15/26 at 100, 5.00%, 2/15/46	750,000	752,053
Cleveland-Cuyahoga County Port Authority Revenue, Callable 11/15/32 at 100, 5.00%, 11/15/54	820,000	827,760
EHOVE Joint Vocational School District GO, Callable 12/01/30 at 100, 5.00%, 12/1/43(c)	735,000	764,145
EHOVE Joint Vocational School District GO, Callable 12/01/30 at 100, 5.00%, 12/1/45(c)	500,000	514,026
Greene County GO, Refunding, Callable 01/31/26 at 100, 1.25%, 12/1/31	1,245,000	1,065,832
State of Ohio Revenue, Series A, Refunding, Callable 02/01/26 at 100, 5.00%, 1/15/41	2,000,000	2,000,432
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	4,750,000	4,775,842
University of Akron/The Revenue, Series A, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/38	900,000	905,006
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
Whitehall City School District GO, Refunding, Callable 01/31/26 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	$ 665,000	$ 665,237
Whitehall City School District GO, Series A, Refunding, Callable 01/31/26 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	705,000	705,251
Whitehall City School District GO, Series B, Refunding, Callable 01/31/26 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	590,000	590,210
		13,565,794
Oklahoma — 0.7%
Lawton Industrial Development Authority Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/40	500,000	542,996
University of Oklahoma/The Revenue, Series C, Callable 01/12/26 at 100, 5.00%, 7/1/38	2,800,000	2,801,777
		3,344,773
Oregon — 1.0%
Aurora GO, Callable 06/01/34 at 100, 5.25%, 6/1/45, (BAM Insured)	500,000	533,546
Columbia County School District No 502 GO, OID, Callable 06/15/30 at 100, 5.00%, 6/15/45, (SCH BD GTY Insured)	1,000,000	1,041,413
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 5.00%, 6/15/41, (SCH BD GTY Insured)	200,000	221,035

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 5.00%, 6/15/42, (SCH BD GTY Insured)	$ 200,000	$ 218,869
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(b)	2,485,000	1,153,385
Woodburn Rural Fire Protection District GO, Callable 06/15/34 at 100, 5.25%, 6/15/44, (BAM Insured)	1,340,000	1,434,201
		4,602,449
Pennsylvania — 8.3%
Abington School District GO, Callable 10/01/32 at 100, 5.00%, 4/1/38, (BAM Insured)	150,000	163,670
Abington School District GO, Callable 10/01/32 at 100, 5.00%, 4/1/39, (BAM Insured)	225,000	244,661
Abington School District GO, Callable 10/01/32 at 100, 5.00%, 4/1/40, (BAM Insured)	135,000	145,059
Abington School District GO, Series A, Callable 10/01/27 at 100, 4.00%, 10/1/39, (ST AID WITHHLDG Insured)	500,000	501,981
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.00%, 6/1/43	840,000	861,709
Allentown GO, Series A, OID, Callable 01/31/26 at 100, 3.125%, 10/1/27, (BAM Insured)	5,000	5,001
Altoona Area School District GO, Refunding, Callable 12/01/32 at 100, 5.00%, 12/1/39, (BAM Insured)	1,365,000	1,483,866
Commonwealth of Pennsylvania, Series A, Refunding, Callable 01/30/28 at 100, 5.00%, 7/1/43	2,035,000	2,081,726
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Cumberland County Municipal Authority Revenue, Callable 11/01/29 at 100, 4.00%, 11/1/37	$ 850,000	$ 850,524
Eastern Lebanon County School District GO, Refunding, Callable 11/15/30 at 100, 5.00%, 5/15/45, (BAM Insured)	475,000	496,096
Erie Sewer Authority Revenue, Callable 12/01/33 at 100, 5.00%, 12/1/43, (BAM Insured)	1,400,000	1,465,795
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/42, (ST AID WITHHLDG Insured)	235,000	251,671
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/43, (ST AID WITHHLDG Insured)	250,000	265,351
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/44, (ST AID WITHHLDG Insured)	250,000	263,189
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/45, (ST AID WITHHLDG Insured)	200,000	208,971
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/42, (AG ST AID WITHHLDG Insured)	230,000	249,393
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/43, (AG ST AID WITHHLDG Insured)	255,000	273,094
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/44, (AG ST AID WITHHLDG Insured)	100,000	106,095

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Lancaster County Hospital Authority Revenue, Callable 11/01/29 at 100, 5.00%, 11/1/41	$ 750,000	$ 773,215
Lancaster County Hospital Authority Revenue, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,050,000	2,061,393
Moon Area School District GO, Series B, Callable 11/15/33 at 100, 5.00%, 5/15/45, (ST AID WITHHLDG Insured)	250,000	259,429
North Penn School District GO, Callable 03/01/30 at 100, 5.00%, 3/1/50, (ST AID WITHHLDG Insured)	1,775,000	1,799,589
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.50%, 6/30/42, (AG Insured)	1,000,000	1,069,324
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.00%, 6/30/61	500,000	527,191
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AG Insured)	500,000	493,953
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Callable 12/01/28 at 100, 5.25%, 12/1/44	500,000	517,620
Pennsylvania Turnpike Commission Revenue, Series 2, Refunding, Callable 06/01/32 at 100, 5.00%, 12/1/45(a)	850,000	951,937
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Pennsylvania Turnpike Commission Revenue , Series 1, Callable 06/01/26 at 100, 5.00%, 12/1/41	$ 500,000	$ 503,235
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/34	100,000	102,776
Philadelphia Gas Works Co. Revenue, Series A, Refunding, Callable 08/01/34 at 100, 5.25%, 8/1/54, (AG Insured)	2,165,000	2,279,037
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	2,500,000	2,571,702
Philadelphia Housing Authority Revenue, Callable 05/01/27 at 100, 5.00%, 5/1/31	615,000	633,650
Radnor Township School District GO, Callable 02/15/31 at 100, 5.00%, 8/15/48, (ST AID WITHHLDG Insured)	375,000	386,265
Radnor Township School District GO, Callable 02/15/31 at 100, 5.00%, 8/15/50, (ST AID WITHHLDG Insured)	570,000	585,507
School District of Philadelphia/The GO, Series F, Unrefunded portion, Callable 09/01/26 at 100, 5.00%, 9/1/30, (ST AID WITHHLDG Insured)	5,960,000	6,050,190
Scranton School District GO, Series A, Refunding, Callable 12/01/33 at 100, 5.00%, 6/1/37, (ST AID WITHHLDG Insured)	500,000	549,640
Susquehanna Township School District GO, Callable 11/15/32 at 100, 5.00%, 5/15/39, (ST AID WITHHLDG Insured)	850,000	926,891

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Susquehanna Township School District GO, Callable 11/15/32 at 100, 5.00%, 5/15/40, (ST AID WITHHLDG Insured)	$ 700,000	$ 757,129
Township of Lower Paxton GO, Callable 10/01/30 at 100, 5.00%, 4/1/51	1,000,000	1,019,777
Upper St Clair Township School District GO, Callable 10/01/28 at 100, 5.00%, 10/1/44, (BAM ST AID WITHHLDG Insured)	1,000,000	1,019,548
Westmoreland County Municipal Authority Revenue, Callable 08/15/33 at 100, 5.00%, 8/15/45, (AG Insured)	1,135,000	1,195,658
Westmoreland County Municipal Authority Revenue, Callable 08/15/33 at 100, 5.00%, 8/15/49, (AG Insured)	350,000	364,745
Wilson School District GO, Series D, Refunding, Callable 05/15/33 at 100, 5.00%, 5/15/44, (ST AID WITHHLDG Insured)	500,000	531,092
		37,848,345
South Carolina — 1.0%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,265,310
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/34	1,000,000	1,007,964
	Par Value	Value
MUNICIPAL BONDS — (Continued)
South Carolina — (Continued)
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 01/31/26 at 100, 2.00%, 10/1/26	$ 355,000	$ 352,013
University of South Carolina Revenue, Series A, Callable 05/01/31 at 100, 5.00%, 5/1/46	2,000,000	2,097,421
		4,722,708
South Dakota — 0.4%
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.00%, 11/1/28, (GNMA/FNMA/FHLMC COLL Insured)	450,000	450,349
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.05%, 5/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	251,084
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.10%, 11/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	251,763
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.20%, 5/1/30, (GNMA/FNMA/FHLMC COLL Insured)	250,000	251,450
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.30%, 11/1/30, (GNMA/FNMA/FHLMC COLL Insured)	500,000	505,513
		1,710,159

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Tennessee — 4.0%
Knoxville Electric System Revenue, Series HH, Refunding, 3.10%, 7/1/27	$2,555,000	$ 2,569,417
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/35	490,000	494,093
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/40	910,000	914,983
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Refunding, Callable 10/01/34 at 100, 5.00%, 10/1/54	3,100,000	3,269,513
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,100,000	1,115,491
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Revenue, Series B, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/46	3,715,000	3,759,829
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/44	4,140,000	4,287,130
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/54	1,000,000	1,013,380
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Tennessee — (Continued)
Putnam County GO, OID, Refunding, Callable 01/21/26 at 100, 2.00%, 4/1/26	$ 100,000	$ 99,693
Shelby County Health Educational & Housing Facilities Board Revenue, Series B, Refunding, 5.00%, 9/1/44(a)	500,000	538,688
		18,062,217
Texas — 9.3%
Audubon Municipal Utility District No 1 GO, Callable 09/01/30 at 100, 5.00%, 9/1/42, (BAM Insured)	505,000	519,155
Austin Electric Utility Revenue, Series A, Refunding, Callable 01/02/26 at 100, 5.00%, 11/15/45	1,000,000	1,000,000
Austin Water & Wastewater System Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/41	1,095,000	1,105,763
Bexar County GO, Callable 06/15/27 at 100, 5.00%, 6/15/42	2,000,000	2,034,413
Chambers County Improvement District No 2 GO, OID, Callable 12/01/26 at 100, 2.125%, 12/1/31	500,000	450,741
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.00%, 6/1/41	2,135,000	2,267,638
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.50%, 6/1/55	955,000	1,009,860
Del Rio GO, Callable 06/01/26 at 100, 5.00%, 6/1/36, (AG Insured)	600,000	604,445
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/34	100,000	101,888

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	$2,000,000	$ 2,013,434
Floresville Electric Light & Power System Revenue, Callable 08/15/28 at 100, 5.00%, 8/15/43	1,840,000	1,875,277
Fort Bend County Levee Improvement District No 19 GO, OID, Callable 01/31/26 at 100, 3.50%, 9/1/34, (AG Insured)	530,000	525,283
Fountainhead Municipal Utility District GO, Callable 01/31/26 at 100, 2.00%, 8/1/26, (NATL Insured)	175,000	173,381
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.50%, 3/1/31, (AG Insured)	100,000	89,323
Harris County Revenue, Series A, Senior Series, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/47	3,000,000	3,011,290
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	3,000,000	3,071,612
Kaufman County Municipal Utility District No 14 GO, Callable 01/31/26 at 100, 2.00%, 3/1/27, (BAM Insured)	40,000	39,260
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.00%, 5/15/41	100,000	104,394
McCamey Independent School District GO, Callable 02/15/28 at 100, 5.00%, 2/15/44, (PSF-GTD Insured)	250,000	254,762
North Texas Tollway Authority Revenue, Series A, Refunding, Callable 01/01/28 at 100, 5.00%, 1/1/43	500,000	510,850
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Parker County GO, Callable 02/15/27 at 100, 5.00%, 2/15/42	$5,500,000	$ 5,574,973
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 01/31/26 at 100, 3.00%, 2/15/27	25,000	25,003
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.00%, 2/15/35	2,000,000	2,005,262
San Jacinto Community College District GO, Series A, Callable 02/15/29 at 100, 5.00%, 2/15/49	3,000,000	3,065,706
Sanger GO, Callable 05/15/26 at 100, 4.00%, 5/15/37, (BAM Insured)	1,000,000	1,001,411
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.00%, 9/1/35, (AG Insured)	205,000	210,539
Sulphur Springs Independent School District GO, Callable 02/15/33 at 100, 5.00%, 2/15/42, (PSF-GTD Insured)	1,060,000	1,140,609
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	516,815
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/29	4,750,000	5,037,562

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/32	$1,050,000	$ 1,134,104
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,946,526
		42,421,279
Utah — 1.1%
Jordan Valley Water Conservancy District Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/49	1,000,000	1,020,826
Utah Transit Authority Revenue, Refunding, Callable 06/15/26 at 100, 4.00%, 12/15/31	4,050,000	4,071,170
		5,091,996
Vermont — 0.1%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/43	470,000	479,565
Washington — 2.5%
Bellevue GO, Refunding, Callable 01/21/26 at 100, 4.00%, 12/1/31	2,500,000	2,501,794
King County Public Hospital District No 1 GO, Refunding, Callable 12/01/28 at 100, 5.00%, 12/1/43	1,200,000	1,228,915
King County Sewer Revenue, Series A, Refunding, Callable 01/21/26 at 100, 4.00%, 7/1/40	3,000,000	3,000,093
Pacific County Public Healthcare Services District No 3 GO, Callable 12/01/33 at 100, 5.25%, 12/1/44	1,130,000	1,193,846
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Spokane Public Facilities District Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/41	$1,600,000	$ 1,607,208
Tacoma Electric System Revenue, Series A, Refunding, Callable 01/21/26 at 100, 4.00%, 1/1/42	1,000,000	984,617
Washington State GO, Series A, Callable 08/01/31 at 100, 5.00%, 8/1/43	340,000	358,073
Washington State GO, Series C, Callable 02/01/32 at 100, 5.00%, 2/1/44	500,000	526,604
		11,401,150
West Virginia — 0.3%
Ohio County Special District Excise Tax Revenue, Series A, Refunding, Callable 06/01/35 at 100, 5.50%, 6/1/54, (AG Insured)	1,195,000	1,268,245
Wisconsin — 1.0%
Mauston School District GO, Refunding, Callable 03/01/28 at 100, 1.70%, 3/1/35, (AG Insured)	505,000	412,286
Milwaukee Sewerage System Revenue, Series S-5, Callable 01/31/26 at 100, 4.00%, 6/1/29	330,000	330,228
Public Finance Authority Revenue, Refunding, Callable 06/01/30 at 100, 5.00%, 6/1/38	35,000	36,930
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48, (MORAL OBLG Insured)	650,000	657,404
Wisconsin Health & Educational Facilities Authority Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41	2,015,000	2,033,478

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Wisconsin Health & Educational Facilities Authority Revenue, Series A, OID, 3.625%, 11/1/29	$ 735,000	$ 737,546
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.60%, 11/1/26, (HUD SECT 8 Insured)	265,000	265,535
		4,473,407
Wyoming — 1.5%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.00%, 6/1/28	1,300,000	1,300,629
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.05%, 12/1/28	1,430,000	1,433,198
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.10%, 6/1/29	1,495,000	1,504,129
Wyoming Community Development Authority Revenue, Series 3, Callable 12/01/33 at 100, 6.25%, 12/1/55	2,500,000	2,793,598
		7,031,554
TOTAL MUNICIPAL BONDS (Cost $363,713,278)		363,802,785
	Par Value/ Shares
PREFERREDS — 8.3%
Consumer Discretionary — 0.3%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,175,000	1,161,255
Energy — 0.2%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,066,106
Financials — 7.8%
Bank of America Corp., 6.625%, 5/1/30	2,600,000	2,711,186
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	$1,410,000	$ 1,406,610
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	700,000	695,972
Bank of New York Mellon Corp. (The), 6.15%, 3/20/30	13,250	339,863
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,556,259
Bank of New York Mellon Corp. (The), 5.95%, 12/20/30	1,000,000	1,016,218
Citigroup, Inc., 7.625%, 11/15/28	1,750,000	1,846,815
Citigroup, Inc., 6.75%, 2/15/30	1,900,000	1,936,041
Citigroup, Inc., 6.875%, 8/15/30	1,400,000	1,455,650
Citigroup, Inc., 6.625%, 2/15/31	1,650,000	1,675,421
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,325,000	4,387,630
KKR & Co., Inc., 6.875%, 6/1/65	150,000	3,832,500
M&T Bank Corp., 6.35%, 12/15/30	122,000	3,130,520
Morgan Stanley, 6.875%, 4/15/26	64,395	1,616,958
Northern Trust Corp., 4.60%, 10/1/26	2,620,000	2,615,278
State Street Corp., 5.35%, 3/15/26	25,000	561,250
State Street Corp., 6.45%, 9/15/30	2,100,000	2,177,246
Wells Fargo & Co., 3.90%, 3/15/26	350,000	349,125
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,465,305
		35,775,847
TOTAL PREFERREDS (Cost $36,490,430)		38,003,208
	Par Value
U.S. TREASURY OBLIGATIONS — 5.7%
United States Treasury Floating Rate Notes, 3.847% (3 Month U.S. Treasury Money Market Yield + 25 bps), 1/31/26(a)	26,045,000	26,044,593
U.S. TREASURY OBLIGATIONS (Cost $26,047,702)		26,044,593

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — 2.0%
Consumer Discretionary — 0.3%
VF Corp., 6.00%, 10/15/33	$1,500,000	$ 1,482,347
Financials — 0.5%
Western Alliance Bancorp, 3.00%, 6/15/31	500,000	481,845
Zions Bancorp NA, 6.816%, 11/19/35	1,500,000	1,597,102
		2,078,947
Materials — 0.2%
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	843,722
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	462,650
Kilroy Realty LP, REIT, 2.50%, 11/15/32	150,000	125,532
		588,182
Technology — 0.9%
Foundry JV Holdco, LLC, 6.30%, 1/25/39(d)	4,000,000	4,237,840
TOTAL CORPORATE BONDS (Cost $8,870,450)		9,231,038
ASSET-BACKED SECURITIES — 1.5%
Fannie Mae Pool, 6.00%, 5/1/53	964,711	999,381
Freddie Mac Pool, 7.00%, 7/1/54	1,379,504	1,460,943
Ginnie Mae II Pool, 6.50%, 7/20/54	3,017,440	3,122,627
Ginnie Mae II Pool, 6.00%, 2/20/55	1,064,954	1,087,061
TOTAL ASSET-BACKED SECURITIES (Cost $6,586,945)		6,670,012
	Number of Shares
EXCHANGE TRADED FUNDS — 1.1%
SPDR Portfolio High Yield Bond ETF	215,000	5,089,050
TOTAL EXCHANGE TRADED FUNDS (Cost $4,931,660)		5,089,050
	Number of Shares	Value
SHORT-TERM INVESTMENT — 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(e)	5,451,033	$ 5,451,033

TOTAL SHORT-TERM INVESTMENT (Cost $5,451,033)		5,451,033

TOTAL INVESTMENTS - 99.4% (Cost $452,091,498)		454,291,719
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		2,653,376
NET ASSETS - 100.0%		$456,945,095

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Zero coupon bond.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2025, these securities amounted to $4,237,840 or 0.93% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(e)	Rate disclosed is the 7-day yield at December 31, 2025.
AG	Assured Guaranty
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments
December 31, 2025
(Unaudited)
A. Portfolio Valuation:
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of December 31, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 12/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
Corporate Bonds	$225,907,598	$—	$225,907,598	$—
U.S. Treasury Obligations	198,781,270	—	198,781,270	—
Preferreds
Financials	39,717,429	8,200,031	31,517,398	—
Consumer Discretionary	2,026,019	—	2,026,019	—
Energy	2,132,212	—	2,132,212	—
Asset-Backed Securities	36,057,062	—	36,057,062	—
Municipal Bonds	3,801,977	—	3,801,977	—
Exchange Traded Funds	22,932,900	22,932,900	—	—
Short-Term Investment	4,406,304	4,406,304	—	—
Total Assets	$535,762,771	$35,539,235	$500,223,536	$—
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$412,102,461	$—	$412,102,461	$—
Preferreds
Financials	34,380,235	9,125,439	25,254,796	—
Consumer Discretionary	864,764	—	864,764	—
Energy	1,066,106	—	1,066,106	—
U.S. Treasury Obligations	6,999,891	—	6,999,891	—
Corporate Bonds	2,059,752	—	2,059,752	—
Exchange Traded Funds	4,734,000	4,734,000	—	—
Short-Term Investment	1,204,898	1,204,898	—	—
Total Assets	$463,412,107	$15,064,337	$448,347,770	$—
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$363,802,785	$—	$363,802,785	$—
Preferreds
Financials	35,775,847	9,481,091	26,294,756	—
Consumer Discretionary	1,161,255	—	1,161,255	—

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)
Funds	Total Value at 12/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy	$1,066,106	$—	$1,066,106	$—
U.S. Treasury Obligations	26,044,593	—	26,044,593	—
Corporate Bonds	9,231,038	—	9,231,038	—
Asset-Backed Securities	6,670,012	—	6,670,012	—
Exchange Traded Funds	5,089,050	5,089,050	—	—
Short-Term Investment	5,451,033	5,451,033	—	—
Total Assets	$454,291,719	$20,021,174	$434,270,545	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended December 31, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.